[LOGO]


                                   EATON VANCE

                                  INSTITUTIONAL

                                    EMERGING

                                     MARKETS

                                      FUND




                                   Eaton Vance
                      Global Management-Global Distribution





                         SEMIANNUAL REPORT JUNE 30, 1999

 EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND as of June 30, 1999 INVESTMENT UPDATE

[PHOTO]
 Kiersten Christensen
 Portfolio Manager

INVESTMENT ENVIRONMENT
-----------------------------

- Emerging market economies have improved significantly since the difficulties of late 1998. In Latin America, Brazil has implemented structural reforms after abandoning its currency peg in January. Financial help by the International Monetary Fund (IMF) and continued low inflation have helped restore investors' confidence in Brazil and its Latin neighbors.

- Asian economies appear to be on the mend, with South Korea and Taiwan leading the way. South Korea, following a prolonged recession, has been among Asia's most resurgent economies, with first quarter Gross Domestic Product (GDP) rising 4.6%, and short-term interest rates falling to historic lows.

- In South Asia, India appears finally headed toward recovery. Investors have focused once again on India's fast-improving economic fundamentals - a 5.5% GDP growth rate, subdued inflation, and the prospect of lower interest rates.

THE FUND
----------------------------
  PERFORMANCE FOR THE PERIOD

- The Fund had a total return of 6.20% during the period from inception on May 19, 1999, through June 30, 1999. This return resulted from an increase in net asset value per share (NAV) to $10.62 on June 30, 1999 from $10.00 on May 19, 1999.

  RECENT PORTFOLIO DEVELOPMENTS

- The Portfolio's largest industry weightings at June 30 were telephone utilities, investment services, and beverage companies. The move by emerging nations to upgrade phone services led to continuing growth among telecommunication companies. Lower interest rates gave a boost to banks and finance companies.

- The Portfolio's largest regional exposure was in Latin America, at 32.7%. Brazil, at 15.9% of the Portfolio, was the largest country weighting. The Brazilian economy has benefited from a strong surge in export demand following the devaluation of its currency, the REAL. Mexico, 11.3% of the Portfolio, has benefited from trade with the U.S. and a rise in consumer activity.

- The Portfolio has limited its Eastern Europe exposure for the present. Russia must meet strict standards to secure continued IMF lending. Real progress may await the 2000 elections, when the country will elect a new parliament and president. However, if industrial activity increases in Germany and the rest of Europe, this is an area the Portfolio might target.

 SELECTED PORTFOLIO INVESTMENTS

- Korea Electric Power Company (Kepco) was the Portfolio's largest holding. A favored blue chip among Korea's investors, Kepco has initiated a major restructuring effort by cutting expenses, improving plant efficiency, and selling obsolete facilities.

- In Latin America, the Portfolio had a large weighting in the telecommunications sector. Telefonos de Mexico is Mexico's leader in domestic and international phone services. The company has enjoyed fast growth in its Internet business. Telenorte Leste fills a similar role in Brazil's telecommunications industry.

- In India, Hindalco Industries Ltd. has reported robust earnings growth. In the face of domestic demand for aluminum products, the company has begun projects to streamline productions and improve capacity.

--------------------------------------------------------------------------------

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

FUND INFORMATION
as of June 30, 1999

Performance(1)
--------------------------------------------------------------------------------
Cummulative Total Returns (at net asset value)
--------------------------------------------------------------------------------
Life of Fund+                    6.20%

+Inception date: 5/19/99

Ten Largest Equity Holdings(2)
-------------------------------------------------
Korea Electric Power Company.            3.8%
Videsh Sanchar Nigam Ltd.                3.8
Hindalco Industries Ltd.                 3.6
Cia Cervejaria Brahma                    3.5
Samsung Fire & Marine                    3.5
Taiwan Semiconductor                     3.4
Compania Brasileira de Distribuicao      3.4
Telenorte Leste                          3.4
Korea Telecom                            3.3
Gulf Indonesia Resources Ltd.            3.2

(1)Returns are historical and are calculated by determining the percentage
   change in net asset value with all distributions reinvested.    (2) Ten
   largest holdings account for 34.9% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1999
Assets
---------------------------------------------------
Investment in Emerging Markets
   Portfolio, at value
   (identified cost, $881,489)            $ 935,782
Receivable from the Investment Adviser        3,716
Receivable from the Manager                   2,477
---------------------------------------------------
TOTAL ASSETS                              $ 941,975
---------------------------------------------------

Liabilities
---------------------------------------------------
Payable to affiliate for Trustees' fees   $      34
Other accrued expenses                        5,184
---------------------------------------------------
TOTAL LIABILITIES                         $   5,218
---------------------------------------------------
NET ASSETS                                $ 936,757
---------------------------------------------------
Sources of Net Assets
---------------------------------------------------
Paid-in capital                           $ 882,357
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                             (22)
Accumulated undistributed net investment
   income                                       129
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          54,293
---------------------------------------------------
TOTAL                                     $ 936,757
---------------------------------------------------

Net Asset Value, Offering and Redemption Price
Per Share
---------------------------------------------------
($936,757 DIVIDED BY 88,236 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING)       $   10.62
---------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
JUNE 30, 1999(1)
Investment Income
--------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, ($60))               $  1,651
Expenses allocated from Portfolio           (1,497)
--------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $    154
--------------------------------------------------

Expenses
--------------------------------------------------
Trustees fees and expenses                $     34
Registration fees                            2,267
Printing and postage                         1,774
Legal and accounting services                1,666
Miscellaneous                                  477
--------------------------------------------------
TOTAL EXPENSES                            $  6,218
--------------------------------------------------
Deduct --
   Preliminary allocation of expenses to
      the Investment Adviser              $  3,716
   Preliminary allocation of expenses to
      the Manager                            2,477
--------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  6,193
--------------------------------------------------

NET EXPENSES                              $     25
--------------------------------------------------

NET INVESTMENT INCOME                     $    129
--------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $    (44)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                     22
--------------------------------------------------
NET REALIZED LOSS                         $    (22)
--------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                            $ 54,265
   Foreign currency and forward foreign
      currency exchange contracts               28
--------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 54,293
--------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 54,271
--------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 54,400
--------------------------------------------------

(1)  For the period from the start of business, May 19, 1999, to June 30, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          PERIOD ENDED
Increase (Decrease)                       JUNE 30, 1999
in Net Assets                             (UNAUDITED)(1)
--------------------------------------------------------
From operations --
   Net investment income                     $       129
   Net realized loss                                 (22)
   Net change in unrealized
      appreciation (depreciation)                 54,293
--------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $    54,400
--------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares              $   882,357
--------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                   $   882,357
--------------------------------------------------------

NET INCREASE IN NET ASSETS                   $   936,757
--------------------------------------------------------

Net Assets
--------------------------------------------------------
At beginning of period                       $        10
--------------------------------------------------------
AT END OF PERIOD                             $   936,757
--------------------------------------------------------

Accumulated
undistributed net
investment income
included in net assets
--------------------------------------------------------
AT END OF PERIOD                             $       129
--------------------------------------------------------

(1)  For the period from the start of business, May 19, 1999, to June 30, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                            PERIOD ENDED
                                            JUNE 30, 1999
                                            (UNAUDITED)(1)
------------------------------------------------------------
Net asset value -- Beginning of period             $ 10.000
------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------
Net investment income                              $  0.002
Net realized and unrealized gain                      0.618
------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                       $  0.620
------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                   $ 10.620
------------------------------------------------------------

TOTAL RETURN(2)                                        6.20%
------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                        $    937
Ratios (As a percentage of average daily
   net assets):
   Net expenses(3)                                     1.57%(4)
   Net expenses after custodian fee
     reduction(3)                                      1.50%(4)
   Net investment income                               0.13%(4)
------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may
   reflect a reduction of the investment adviser fee, an
   allocation of expenses to the Investment Adviser, and/or
   Manager, or both. Had such actions not been taken, the
   ratios and net investment loss per share would have been
   as follows:
Ratios (As a percentage of average daily
   net assets):
   Expenses(3)                                         8.66%(4)
   Expenses after custodian fee
     reduction(3)                                      8.59%(4)
   Net investment loss                                (6.96)%(4)
Net investment loss per share                      $ (0.082)
------------------------------------------------------------

(1)  For the period from the start of business, May 19, 1999, to June 30, 1999.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Institutional Emerging Markets Fund (the Fund) is a mutual fund seeking long-term capital appreciation through investment in a portfolio of equity securities of companies in countries with emerging markets. The Fund is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in Emerging Markets Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (8.5% at June 30, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

 E Other -- Investment transactions are accounted for on a trade date basis.

 F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting are reclassified to paid-in capital.

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                          PERIOD ENDED
                                          JUNE 30, 1999
                                          (UNAUDITED)
-------------------------------------------------------
Sales                                            88,236
Redemptions                                          --
-------------------------------------------------------
NET INCREASE                                     88,236
-------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Investment adviser and administrative fees are paid by the Portfolio to Lloyd George Management (Bermuda), and to EVM and its affiliates. To reduce the net operating loss of the Fund, the Adviser and Administrator were allocated $3,716 and $2,477, respectively, of the Fund's operating expenses. See Note 2 of the Portfolio's Notes to Financial Statement, which are included elsewhere in this report. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser and administrative fees. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $882,357 and $1,000, respectively, for the period ended June 30, 1999.

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 94.0%


                SECURITY                  SHARES        VALUE
--------------------------------------------------------------------
Banks and Money Services -- 5.9%
--------------------------------------------------------------------
Bank of Ayudhya(1)                            370,000   $    253,356
Thailand's fifth largest commercial bank
accounting for 91% of domestic loans and
deposits
Hana Bank                                      19,800        290,799
Korean commercial bank
Shinhan Bank GDR(1)                             4,725        105,131
One of the principal commercial banks in
Korea
--------------------------------------------------------------------
                                                        $    649,286
--------------------------------------------------------------------
Beverages -- 10.4%
--------------------------------------------------------------------
Cia Cervejaria Brahma-sp ADR                   34,000   $    384,625
Largest beer brewer in Brazil and Latin
America with a 48% domestic market share
Pan American Beverages, Inc. ADR               11,000        261,938
Latin America's largest anchor Coke
bottler with exposure to Mexico, Brazil,
Venezuela, Guatemala, Costa Rica,
Nicaragua and Colombia
Pyramids Brewers(1)                             3,000        167,536
The largest brewer in Egypt
Vina Concha y Toro ADR                          9,000        324,000
Wine producer/exporter
--------------------------------------------------------------------
                                                        $  1,138,099
--------------------------------------------------------------------
Broadcasting and Cable -- 1.4%
--------------------------------------------------------------------
TV Azteca SA(1)                                30,000   $    157,500
Mexico's second largest television
company
--------------------------------------------------------------------
                                                        $    157,500
--------------------------------------------------------------------
Conglomerates -- 0.1%
--------------------------------------------------------------------
John Keells Holdings GDR                        2,041   $      9,185
A conglomerate involved in tea, hotels,
beverages and others
--------------------------------------------------------------------
                                                        $      9,185
--------------------------------------------------------------------
Drugs -- 1.5%
--------------------------------------------------------------------
Pliva GDR                                      11,000   $    165,550
The biggest pharmaceutical company in
the Central and Eastern European region
--------------------------------------------------------------------
                                                        $    165,550
--------------------------------------------------------------------
                SECURITY                  SHARES        VALUE
--------------------------------------------------------------------
Electric Utilities -- 3.8%
--------------------------------------------------------------------
Korea Electric Power Corp.                     10,000   $    415,550
Korean Electricity generator and
distributor
--------------------------------------------------------------------
                                                        $    415,550
--------------------------------------------------------------------
Electrical / Electronics -- 2.1%
--------------------------------------------------------------------
Hon Hai Precision Industry(1)                  25,000   $    226,006
Taiwan's largest connector manufacturer
and one of the largest global PC case
manufacturers
--------------------------------------------------------------------
                                                        $    226,006
--------------------------------------------------------------------
Electronics - Semiconductors -- 3.4%
--------------------------------------------------------------------
Taiwan Semiconductor Manufacturing,
Co.(1)                                         98,400   $    376,235
One of the world's largest contract
manufacturers of integrated circuits
(foundry) for third parties
--------------------------------------------------------------------
                                                        $    376,235
--------------------------------------------------------------------
Foods -- 1.0%
--------------------------------------------------------------------
Carulla SA ADR                                 80,000   $    110,000
Columbian grocery and supermarket chain
--------------------------------------------------------------------
                                                        $    110,000
--------------------------------------------------------------------
Insurance -- 6.2%
--------------------------------------------------------------------
Liberty International PLC(1)                    8,560   $     56,669
South African / UK investment company
focusing on the property sector as well
as certain financial services
activities, including life insurance,
pensions, and asset management
Liberty Life Associates of Africa              18,360        235,186
One of South Africa's most efficient
life insurance companies
Samsung Fire & Marine Insurance                   544        383,032
Korean non-life insurer
--------------------------------------------------------------------
                                                        $    674,887
--------------------------------------------------------------------
Investment Services -- 10.4%
--------------------------------------------------------------------
Grupo Financiero Banamex(1)                   100,000   $    254,103
Mexico's largest private bank
Li & Fung, Ltd.                               117,000        280,482
Largest global intermediator between
garment suppliers and retailers
Unibanco GDR                                   11,000        264,688
Brazil's third largest private bank

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                SECURITY                  SHARES        VALUE
--------------------------------------------------------------------

Investment Services (continued)
--------------------------------------------------------------------
Yuanta Securities Ltd.(1)                     184,000   $    333,251
Taiwan's largest securities and
brokerage company
--------------------------------------------------------------------
                                                        $  1,132,524
--------------------------------------------------------------------
Machinery -- 2.4%
--------------------------------------------------------------------
Siam Cement Co. Ltd.(1)                         8,500   $    258,169
Largest industrial and building material
producer in Thailand
--------------------------------------------------------------------
                                                        $    258,169
--------------------------------------------------------------------
Manufacturing -- 3.1%
--------------------------------------------------------------------
Ege Biracilik Ve Malt Sanayii AS              600,000   $     44,803
Turkish brewer with the largest beer
capacity
Tata Engineering and Locomotion GDR            39,000        224,250
Largest automobile manufacturer in India
with a dominant position in the
commercial vehicle business
Uralmash-Zavody ADR(1)                         12,500         16,766
Russian engineering company
Vestel Elektronik Sanayi(1)                   530,000         57,793
Turkey's largest television producer and
PC monitor manufacturer
--------------------------------------------------------------------
                                                        $    343,612
--------------------------------------------------------------------
Media & Leisure -- 2.2%
--------------------------------------------------------------------
Corporacion Interamericana de
Entretenimiento S.A.(1)                        75,040   $    243,910
South American fiber optic cable company
for telecommunications
--------------------------------------------------------------------
                                                        $    243,910
--------------------------------------------------------------------
Metals - Industrial -- 6.0%
--------------------------------------------------------------------
Anglo American PLC                              5,700   $    266,368
The world's largest producer of gold,
platinum, and diamonds
Hindalco Industries Ltd. GDR                   20,000        391,500
India's second largest aluminum producer
and lowest cost producer in the world
--------------------------------------------------------------------
                                                        $    657,868
--------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 5.3%
--------------------------------------------------------------------
Gulf Indonesia Resources Ltd. ADR(1)           30,000   $    345,000
Cheap explorer of oil and natural gas in
Indonesia

                SECURITY                  SHARES        VALUE
--------------------------------------------------------------------

Oil and Gas - Equipment and Services (continued)
--------------------------------------------------------------------
JSC Surgutneftegaz ADR                         30,000   $    238,050
Russia's largest oil producer
--------------------------------------------------------------------
                                                        $    583,050
--------------------------------------------------------------------
Oil and Gas - Integrated -- 2.2%
--------------------------------------------------------------------
Mol Magyar Olayes Gazi GDR                     10,000   $    240,000
Interests in oil and gas exploration and
production, gas wholesale distribution,
storage and transmission, oil refining
and marketing
--------------------------------------------------------------------
                                                        $    240,000
--------------------------------------------------------------------
Retail - Food and Drug -- 5.2%
--------------------------------------------------------------------
Blue Square Stores(1)                          12,000   $    196,885
Supermarket and specialty store chain
Compania Brasileira de Distribuicao
Grupo Pao de Acurcar                           20,000        372,500
Supermarket chain
--------------------------------------------------------------------
                                                        $    569,385
--------------------------------------------------------------------
Retail - General -- 4.3%
--------------------------------------------------------------------
Pizza Co. Ltd.                                 48,400   $    169,974
Owner and operator of all Pizza Hut and
other fast food franchises in Thailand
President Chain Store Corp.                    90,000        305,108
Taiwanese operator of 7-11 convenience
stores and other consumer businesses
--------------------------------------------------------------------
                                                        $    475,082
--------------------------------------------------------------------
Telecommunications -- 0.9%
--------------------------------------------------------------------
Synergon Info Systems GDR(1)                    8,000   $     92,800
Hungarian systems integrator
specializing in the restructuring of the
Hungarian IT industry
--------------------------------------------------------------------
                                                        $     92,800
--------------------------------------------------------------------
Telephone Utilities -- 15.8%
--------------------------------------------------------------------
Compania de Telecomunicaciones ADR              7,000   $    171,500
Chile's largest telecom provider
Korea Telecom Corp ADR(1)                       9,070        362,800
The leading provider of
telecommunications services in Korea
Tele Norte Leste Participacoes ADR             20,000        371,250
One of Brazil's three fixed line holding
companies, located in the northeast of
Brazil

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                SECURITY                  SHARES        VALUE
--------------------------------------------------------------------

Telephone Utilities (continued)
--------------------------------------------------------------------
Telefonos de Mexico ADR                         4,000   $    323,250
Largest telecom operator with interests
in local and long distance
telecommunications
Telesp Participacoes SA                     6,750,000         86,470
The holding company that controls two
operators in the state of Sao Paulo,
Brazil's wealthiest state
Videsh Sanchar Nigam Ltd., GDR                 32,500        413,563
India's monopoly international telephone
service provider
--------------------------------------------------------------------
                                                        $  1,728,833
--------------------------------------------------------------------
Trucks and Parts -- 0.4%
--------------------------------------------------------------------
Uzel Makina Sanayii AS                        630,000   $     38,829
The second largest tractor and farm
equipment manufacturer in Turkey
--------------------------------------------------------------------
                                                        $     38,829
--------------------------------------------------------------------
Total Common Stocks
   (identified cost $8,787,208)                         $ 10,286,360
--------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 1.2%

                SECURITY                  SHARES        VALUE
--------------------------------------------------------------------
Banks and Money Centers -- 1.2%
--------------------------------------------------------------------
Siam Commerce Bank(1)                          90,000   $    128,136
One of Thailand's largest commercial
banks
--------------------------------------------------------------------
                                                        $    128,136
--------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $63,235)                            $    128,136
--------------------------------------------------------------------
PREFERRED STOCKS -- 2.4%

                SECURITY                  SHARES        VALUE
--------------------------------------------------------------------
Electric Utilities -- 0.1%
--------------------------------------------------------------------
Centrais Geradoras do Sul do Brasil S.A.    7,000,000   $      5,531
This company is an electricity
generator.
--------------------------------------------------------------------
                                                        $      5,531
--------------------------------------------------------------------
                SECURITY                  SHARES        VALUE
--------------------------------------------------------------------
Telephone Utilities -- 2.3%
--------------------------------------------------------------------
Telecommunication Sudeste Celular          45,500,000   $    256,772
The holding company for the cellular
operators in the states of Rio de
Janeiro and Espirito Santo
--------------------------------------------------------------------
                                                        $    256,772
--------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $176,632)                           $    262,303
--------------------------------------------------------------------
WARRANTS -- 0.5%

                SECURITY                  SHARES        VALUE
--------------------------------------------------------------------
Banks and Money Services -- 0.5%
--------------------------------------------------------------------
Siam Commerce Bank, 0.00%, 1/1/80              90,000   $     57,966
--------------------------------------------------------------------
Total Warrants
   (identified cost $0)                                 $     57,966
--------------------------------------------------------------------
Total Investments -- 98.1%
   (identified cost $9,027,075)                         $ 10,734,765
--------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.9%                  $    210,698
--------------------------------------------------------------------
Net Assets -- 100%                                      $ 10,945,463
--------------------------------------------------------------------

ADR - American Depository Receipt
GDR - Global Depository Receipt
(1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS   VALUE
---------------------------------------------------------------------
Brazil                                         15.9%      $ 1,741,836
Chile                                           4.5           495,500
Colombia                                        1.0           110,000
Croatia                                         1.5           165,550
Egypt                                           1.5           167,536
Hong Kong                                       2.6           280,482
Hungary                                         3.1           332,800
India                                           9.4         1,029,313
Indonesia                                       3.2           345,000
Israel                                          1.8           196,885
Mexico                                         11.3         1,240,701
Republic of Korea                              13.3         1,452,181
Russia                                          2.3           254,816
South Africa                                    4.6           501,554
Sri Lanka                                       0.1             9,185
Taiwan                                         11.3         1,240,600
Thailand                                        7.9           867,601
Turkey                                          1.3           141,425
United Kingdom                                  0.5            56,669
United States                                   1.0           105,131

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1999
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $9,027,075)          $ 10,734,765
Cash                                           203,582
Foreign currency, at value
   (identified cost, $3,737)                     3,793
Dividends receivable                            22,894
Deferred organization expenses                   1,582
------------------------------------------------------
TOTAL ASSETS                              $ 10,966,616
------------------------------------------------------

Liabilities
------------------------------------------------------
Other accrued expenses                    $     21,153
------------------------------------------------------
TOTAL LIABILITIES                         $     21,153
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 10,945,463
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $  9,242,826
Net unrealized appreciation (computed on
   the basis of identified cost)             1,702,637
------------------------------------------------------
TOTAL                                     $ 10,945,463
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 1999
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes, $7,377)  $   103,029
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   103,029
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    31,149
Administration fee                             10,383
Custodian fee                                  40,842
Legal and accounting services                  20,453
Trustees fees and expenses                      4,656
Interest                                        3,217
Amortization of organization expenses           1,891
Miscellaneous                                   3,078
-----------------------------------------------------
TOTAL EXPENSES                            $   115,669
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $     2,815
   Preliminary reduction of investment
      adviser fee                              31,149
   Preliminary reduction of
      administration fee                       10,383
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    44,347
-----------------------------------------------------

NET EXPENSES                              $    71,322
-----------------------------------------------------

NET INVESTMENT INCOME                     $    31,707
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   258,124
   Foreign currency and forward foreign
      currency exchange contract
      transactions                             (8,488)
-----------------------------------------------------
NET REALIZED GAIN                         $   249,636
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 2,212,612
   Foreign currency and forward foreign
      currency exchange contracts             (22,992)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 2,189,620
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 2,439,256
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 2,470,963
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JUNE 30, 1999       YEAR ENDED
in Net Assets                             (UNAUDITED)         DECEMBER 31, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment income                     $       31,707      $        45,011
   Net realized gain (loss)                         249,636           (3,643,640)
   Net change in unrealized appreciation
      (depreciation)                              2,189,620           (1,140,696)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $    2,470,963      $    (4,739,325)
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $    3,663,675      $     3,995,966
   Withdrawals                                   (3,066,023)          (9,933,398)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                 $      597,652      $    (5,937,432)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS        $    3,068,615      $   (10,676,757)
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                       $    7,876,848      $    18,553,605
--------------------------------------------------------------------------------
AT END OF PERIOD                             $   10,945,463      $     7,876,848
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                SIX MONTHS
                                ENDED                                YEAR ENDED DECEMBER 31,
                                JUNE 30, 1999      ------------------------------------------------------------
                                (UNAUDITED)          1998         1997         1996         1995       1994(1)
---------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
---------------------------------------------------------------------------------------------------------------
Net expenses(2)                          1.78%(3)     1.71%        1.53%        1.54%        2.58%        0.00%
Net expenses after custodian
   fee reduction                         1.71%(3)     1.41%        1.35%        1.32%        2.58%          --
Net investment income (loss)             0.76%(3)     0.37%        0.08%        0.14%       (1.00)%       0.00%
Portfolio Turnover                         54%         117%         160%         125%          98%           0%
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $10,945      $ 7,877      $18,554      $10,659      $ 3,587      $ 1,195
---------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment Adviser and/or Administrator, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(2)                              2.78%(3)     1.87%        1.81%        2.24%        5.24%        2.21%(3)
Expenses after custodian fee
   reduction                             2.71%(3)     1.57%        1.63%        2.02%        5.24%          --
Net investment income (loss)            (0.24)%(3)    0.21%       (0.20)%      (0.56)%      (3.66)%      (2.21)%(3)
---------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, November 30, 1994, to December 31, 1994.
(2) The expense ratios for the year ended December 31, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior period have not been adjusted to reflect this change.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

 F Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

 H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 I Other -- Investment transactions are accounted for on a trade date basis.

 J Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 K Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 1999, the adviser fee was 0.75% (annualized) of average daily net assets and amounted to $31,149. To enhance the net income of the Portfolio, the Adviser made a reduction of the investment adviser fee of $31,149. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 1999, the administration fee was 0.25% (annualized) of average daily net assets and amounted to $10,383. To enhance the net income of the Portfolio, the administrator reduced fees in the amount of $10,383. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $4,755,645 and $4,377,436 respectively, for the six months ended June 30, 1999.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 1999, as computed on a federal income tax basis, are as follows:

AGGREGATE COST                            $ 9,027,075
-----------------------------------------------------
Gross unrealized appreciation             $ 2,396,700
Gross unrealized depreciation                (689,010)
-----------------------------------------------------
NET UNREALIZED APPRECIATION               $ 1,707,690
-----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 1999.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investment in foreign securities also involves the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 1999, there were no obligations under these financial instruments outstanding.

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 1999

INVESTMENT MANAGEMENT

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

EMERGING MARKETS PORTFOLIO

Officers

Hon. Robert Lloyd George
President, Trustee

James B. Hawkes
Vice President, Trustee

Scobie Dickinson Ward
Vice President, Assistant
Secretary and
Assistant Treasurer

William Walter Raleigh Kerr
Vice President,
Assistant Treasurer

James L. O'Connor
Vice President, Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

INVESTMENT ADVISER OF
EMERGING MARKETS PORTFOLIO
LLOYD GEORGE MANAGEMENT
(BERMUDA) LIMITED
3808 One Exchange Square
Central, Hong Kong


SPONSOR OF EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AND
ADMINISTRATOR OF EMERGING MARKETS PORTFOLIO
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109



PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
THE EATON VANCE BUILDING
255 State Street
Boston, MA 02109
(617) 482-8260



CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116



TRANSFER AGENT
FIRST DATA INVESTOR SERVICES GROUP
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123


EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

2-2236-8/99                                                         I-EMSRC-8/99